INVENTORY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
INVENTORY
Schedule of inventory, current
	(in thousands)
	June 30, 2023	December 31, 2022

Raw Materials	$674	$524
Work-In-Progress	649	284
Finished Goods	1,629	1,131
Total Inventory	$2,952	$1,939

	(in thousands)
	December 31, 2022	December 31, 2021

Raw Materials	$524	$2,258
Work-In-Progress	284	1,077
Finished Goods	1,131	2,845
Total Inventory	$1,939	$6,180